11. Employee and Director Benefit Programs (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee And Director Benefit Programs Details Narrative
Matching of employee contributions, percentage	4.00%	4.00%	4.00%
Defined Benefit Plan, Contributions by Employer	$ 539	$ 439	$ 430
Expenses incurred for benefits relating to the postretirement benefit plan	413	422	$ 395
Postretirement Benefits paid	$ 218	$ 184